Exhibit 99.1

World Omni Auto Receivables Trust 2024-A
Monthly Servicer Certificate
March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	767,842,534.83	32,228
Yield Supplement Overcollateralization Amount 02/28/25	56,625,747.47	0
Receivables Balance 02/28/25	824,468,282.30	32,228
Principal Payments	32,819,026.58	637
Defaulted Receivables	1,261,815.96	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	53,330,888.67	0
Pool Balance at 03/31/25	737,056,551.09	31,550

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.82%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	9,585,416.64	303
Past Due 61-90 days	2,304,751.86	77
Past Due 91-120 days	309,140.27	15
Past Due 121+ days	0.00	0
Total	12,199,308.77	395

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	1,173,917.13
Aggregate Net Losses/(Gains) - March 2025	87,898.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.16%
Second Prior Net Losses/(Gains) Ratio	0.79%
Third Prior Net Losses/(Gains) Ratio	1.25%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	8,476,150.34
Actual Overcollateralization	8,476,150.34
Weighted Average Contract Rate	6.57%
Weighted Average Contract Rate, Yield Adjusted	10.47%
Weighted Average Remaining Term	48.36

Flow of Funds	$ Amount
Collections	38,231,516.53
Investment Earnings on Cash Accounts	15,401.63
Servicing Fee	(687,056.90)
Transfer to Collection Account	-
Available Funds	37,559,861.26

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,830,388.26
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	3,515,794.59
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,476,150.34
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,059,540.82

Total Distributions of Available Funds	37,559,861.26

Servicing Fee	687,056.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	759,012,345.68
Principal Paid	30,431,944.93
Note Balance @ 04/15/25	728,580,400.75

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2a
Note Balance @ 03/17/25	72,853,386.80
Principal Paid	12,211,741.18
Note Balance @ 04/15/25	60,641,645.62
Note Factor @ 04/15/25	34.7995212%

Class A-2b
Note Balance @ 03/17/25	108,698,958.88
Principal Paid	18,220,203.75
Note Balance @ 04/15/25	90,478,755.13
Note Factor @ 04/15/25	34.7995212%

Class A-3
Note Balance @ 03/17/25	434,260,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	434,260,000.00
Note Factor @ 04/15/25	100.0000000%

Class A-4
Note Balance @ 03/17/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	87,890,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	36,870,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	18,440,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,068,375.51
Total Principal Paid	30,431,944.93
Total Paid	33,500,320.44

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	306,591.34
Principal Paid	12,211,741.18
Total Paid to A-2a Holders	12,518,332.52

Class A-2b
SOFR Rate	4.34867%
Coupon	4.68867%
Interest Paid	410,554.25
Principal Paid	18,220,203.75
Total Paid to A-2b Holders	18,630,758.00

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5027124
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.8217361
Total Distribution Amount	27.3244485

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.7593902
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	70.0777068
Total A-2a Distribution Amount	71.8370970

A-2b Interest Distribution Amount	1.5790548
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	70.0777067
Total A-2b Distribution Amount	71.6567615

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	115.53
Noteholders' Third Priority Principal Distributable Amount	605.94
Noteholders' Principal Distributable Amount	278.53

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	3,072,738.16
Investment Earnings	11,093.73
Investment Earnings Paid	(11,093.73)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16